Income Taxes - Disclosure of Income Taxes Rate Reconciliation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (263,429)	$ (131,939)
Applicable tax rate	26.50%	26.50%
Tax expense calculated using statutory rates	$ (69,809)	$ (34,964)
Expenses not deductible (earnings not taxable)	(1,185)	(2,520)
Change in tax benefits not recognized	70,994	37,484
Current and deferred mining taxes	0	(3,181)
Income tax expenses	0	(3,181)
Current income taxes expenses	0	(7)
Deferred tax expense	$ 0	$ (3,174)